ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2013	2014
	US$	US$

Accrued expenses	2,795	3,726
Salary and welfare payable	2,775	5,222
Tuition fee payables to government agencies	5,132	10,096
Remuneration payable to lecturers	2,314	1,802
Uncertain income tax liabilities (Note 16)	177	177
Payables to employees in connection with options exercise	458	94
Other payable	1,421	1,578

	15,072	22,695

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses and the Group is only responsible for the student recruiting and provision of online platform and shares certain percentage of fee tuition as service fees.